Fair Value (Fair Value On A Recurring Basis) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value [Abstract]
Residential Mortgage Backed Securities Guaranteed By Government National Mortgage Association Or Federal National Mortgage Association Or Federal Home Loan Mortgage Corporation	$ 44.1